CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
OPERATING ACTIVITIES
Net loss	$ (47,714)	$ (39,890)
Depreciation and amortization	4,557	1,095
Change in fair value - listed shares	1,700
Change in fair value - embedded derivatives	(11,059)
Interest on convertible notes	829
Unrealized foreign exchange gain (loss)	352	(1,022)
Loss on disposal of property, plant and equipment		5
Share-based compensation	8,706	6,676
Accretion included within financial costs	816	2,058
Net change in working capital	(3,068)	(3,247)
Cash flows used in operating activities	(44,881)	(34,325)
INVESTING ACTIVITIES
Additions to property, plant, and equipment	(26,678)	(36,984)
Investment made in listed shares	(2,500)
Restricted cash and deposits	(1,641)	(921)
Grants received	2,821	3,327
Cash flows used in investing activities	(27,998)	(34,578)
FINANCING ACTIVITIES
Proceeds from offering	3,987	114,242
Proceeds from convertible notes, net of issue costs	67,042
Proceeds from borrowings, net of issue costs		1,189
Repayment of borrowings and lease liabilities	(594)	(2,408)
Proceeds from the exercise of warrants		17,627
Proceeds from the exercise of stock options	736	2,202
Share issue costs	(878)	(7,121)
Cash flows from financing activities	70,293	125,731
Effect of exchange rate changes on cash	155	1,007
Net change in cash and cash equivalents	(2,431)	57,835
Cash and cash equivalents at the beginning of the year	62,355	4,520
Cash and cash equivalents at the end of the year	$ 59,924	$ 62,355